Investments in associates and other investments - Schedule of other investments (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair value through profit or loss (warrants & convertible loan)
FVTPL, Balance at the beginning of period	$ 18	$ 6,952
FVTPL, Acquisitions		4,438
FVTPL, Exercises		(117)
FVTPL, Change in fair value	(14)	(480)
FVTPL, Foreign exchange		52
FVTPL, Balance at the end of period	4	18
Fair value through other comprehensive income (shares)
Balance - Beginning of period	33,801	42,564
FVTOCI, Acquisitions		329
FVTOCI, Consideration received from disposal of exploration properties	1,694
FVTOCI, Disposals	(5,935)	(22,585)
FVTOCI, Change in fair value	(10,171)	(1,849)
FVTOCI, Transfer from associates		15,342
Balance - End of period	19,389	33,801
Total	$ 19,393	33,819
Tintic Consolidated Metals LLC
Fair value through profit or loss (warrants & convertible loan)
FVTPL, Acquisitions		$ (10,827)